Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	21,104,881	21,104,881
Common Stock Shares Outstanding	20,552,568	20,552,568